Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Clinical trial related costs	$ 2,498	$ 2,574	$ 5,294
Selling and marketing related costs	520	674	1,997
Other	436	876	328
Accrued expenses	$ 3,454	4,124	8,370
Legal and other professional fees			550
Manufacturing related costs			$ 201